STOCKHOLDERS' EQUITY (Details 3) - Warrant [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Warrants Outstanding, Exercise Price	$ 0.05
Warrants Outstanding, Number Outstanding | shares	51,188,572
Warrants Outstanding, Weighted Average Remaining Contractual life in years	4 years 7 months 10 days
Warrants Outstanding, Weighted Average Exercise Price
Warrants Exercisable, Number Exercisable | shares	51,188,572
Warrants Exercisable ,Weighted Average Exercise Price	$ 0.05
Warrants Exercisable, Weighted Average Remaining Contractual life in years	4 years 7 months 10 days